Omnibus Incentive Compensation Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			8 Months Ended		2 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 25, 2010	Aug. 31, 2010	Mar. 01, 2010	Sep. 30, 2011	Aug. 21, 2014	Jul. 22, 2010	Apr. 29, 2008
Share based compensation	$ 0	$ 3,528	$ 3,826
Partnerships Omnibus Incentive Compensation Plan
Units / Shares authorized								1,650,000	800,000	500,000
Partnerships Omnibus Incentive Compensation Plan Employees
Units granted	0			448,000
Number of annual installments		3
Partnerships Omnibus Incentive Compensation Plan Non Employees
Units granted	0				347,200
Vesting date of remaining awards		2013-08-31
Crude Carriers Corp. Equity Incentive Plan
Units / Shares authorized						400,000
Units granted						399,400
Number of annual installments		3
Vesting date of remaining awards		2013-08-31
Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan
Shares exchange ratio							1.56
Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan
Unvested shares							205,000
Number of units converted							319,800
Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan
Unvested shares							194,400
Number of units converted							303,264
Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee
Vested shares							20,000
Number of units vested and converted							31,200
Employee equity compensation
Unvested shares		0	338,135
Vested shares		338,135
Share based compensation	0	1,216	1,834
Non-Employee equity compensation
Unvested shares		0	650,464
Vested shares		650,464
Share based compensation	$ 0	$ 2,312	$ 1,992